Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value
Amount Registered | shares	900,000
Proposed Maximum Offering Price per Unit	9.4550
Maximum Aggregate Offering Price	$ 8,509,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,175.16
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder.

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low trading prices ($10.50 and $8.41, respectively) of the Class A Ordinary Shares on February 23, 2026, as reported on the Nasdaq Capital Market.